SHARE-BASED COMPENSATION (Share-Based Compensation Attributable To Selling And Marketing, Research And Development And General And Administrative Expenses And Loss From Operations Of Discontinued Operations) (Details) - Options and nonvested restricted shares [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 23,544	$ 26,505	$ 20,092
Expense from the discontinued operations		1,736	3,512
Share-based compensation	23,544	28,241	23,604
Selling and marketing [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	770	243	193
Research and development [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	1,363	781	916
General and administrative [Member]
Share-based compensation recorded by Group [Line Items]
Share-based compensation expenses from continuing operations	$ 21,411	$ 25,481	$ 18,983